SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of Wealth Management Product | item	2
Useful Life of Specified Mining Machines	2 years
Useful Life of Mining Data-center	13 years
Balance of cryptocurrency receivables	$ 0	$ 0	$ 0
Writeoff for allowance for Credit Loss,	0	0	0
Recovery for allowance for Credit Loss	$ 0	$ 0	$ 0